ORGANIZATION - Additional information (Details) ¥ in Millions		12 Months Ended
	Jul. 22, 2020	Dec. 31, 2018 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2019 CNY (¥)
Subsidiary or Equity Method Investee
Onshore capital returned to preferred shareholder		¥ 3,000.0			¥ 6,931.0
Ratio of issued and unissued ordinary shares and preferred shares was subdivided	5
Amount of registered capital of the VIEs			¥ 21,200.0
Beijing Lianjia
Subsidiary or Equity Method Investee
Equity investments, pledge (as a percent)		3.03%
VIE
Subsidiary or Equity Method Investee
Amount of registered capital of the VIEs			2,500.0	¥ 2,500.0
Amount of non-distributable statutory reserves of the VIEs			¥ 142.7	¥ 109.3